Structured entities - Conduits (Details) - USD ($) $ in Billions	Dec. 31, 2018	Dec. 31, 2017
Securities investment conduits | Solitaire
Disclosure of information about consolidated structured entities [line items]
Asset backed securities	$ 2.3	$ 3.2
Commercial paper held by HSBC	3.4	4.6
Securities investment conduits | Barion and Malachite
Disclosure of information about consolidated structured entities [line items]
Maximum exposure	0.5	0.9
Multi-seller conduit
Disclosure of information about consolidated structured entities [line items]
Maximum exposure	$ 16.1	$ 15.7